Summary of Significant Accounting Policies - Schedule of Compute Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Class A Common Stock [Member]
Numerator:
Allocation of net loss	$ (465,596)		$ (1,271,227)	$ (2,648,946)
Denominator:
Weighted average shares outstanding	9,859,887	10,145,156	10,057,621	11,243,598
Basic net loss per common share	$ (0.05)	$ (0.08)	$ (0.13)	$ (0.24)
Diluted net loss per common share	$ (0.05)	$ (0.08)	$ (0.13)	$ (0.24)
Class B Common Stock [Member]
Numerator:
Allocation of net loss		$ (768,658)
Denominator:
Weighted average shares outstanding		10,145,156
Basic net loss per common share		$ (0.08)
Diluted net loss per common share		$ (0.08)